Investments (Components of Net Investment Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Gross investment income, operating, net	$ 2,453,929	$ 2,101,892	$ 2,214,550
Less: investment expenses	(146,466)	(64,417)	(32,472)
Net investment income	2,307,463	2,037,475	2,182,078
Fixed Maturity Securities, Available For Sale
Net Investment Income [Line Items]
Gross investment income, operating, net	1,849,915	1,772,675	2,035,762
Real estate investments
Net Investment Income [Line Items]
Gross investment income, operating, net	40,243	14,138	0
Mortgage loans on real estate
Net Investment Income [Line Items]
Gross investment income, operating, net	301,118	215,138	170,749
Cash and Cash Equivalents
Net Investment Income [Line Items]
Gross investment income, operating, net	24,985	3,385	4,871
Limited partnerships and limited liability companies
Net Investment Income [Line Items]
Gross investment income, operating, net	188,131	67,157	(12,204)
Other investments
Net Investment Income [Line Items]
Gross investment income, operating, net	$ 49,537	$ 29,399	$ 15,372